Allowance for Loan and Lease Losses ("ALLL") (Summary of Credit Quality Indicators for Loans And Leases, Including Covered and Non-Covered Loans and Leases) (Detail) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Loans And Leases [Line Items]
Total Loans and Leases	$ 2,115,834,000		$ 1,880,483,000
Purchase Non-Covered Loans	41,534,000		4,799,000
Covered Loans [Member]
Loans And Leases [Line Items]
Covered Loans	596,239,000		806,922,000
Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 33 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	6,697,000
Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 44 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	12,361,000
Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 55 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	10,674,000
Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 36 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	5,025,000
Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 77 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans
Purchased Non-Covered Loans With Evidence of Credit Deterioration at Acquisition [Member] | FV 66 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	6,777,000		4,799,000
Purchased Non-Covered Loans With Evidence of Credit Deterioration at Acquisition [Member] | FV 88 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans
Satisfactory [Member]
Loans And Leases [Line Items]
Total Loans and Leases	1,671,016,000		1,371,834,000
Moderate [Member]
Loans And Leases [Line Items]
Total Loans and Leases	309,590,000		350,802,000
Watch [Member]
Loans And Leases [Line Items]
Total Loans and Leases	96,577,000		112,769,000
Substandard [Member]
Loans And Leases [Line Items]
Total Loans and Leases	38,651,000		45,078,000
FV 1 [Member]
Loans And Leases [Line Items]
Covered Loans	0		0
FV 1 [Member] | Covered Loans [Member]
Loans And Leases [Line Items]
Covered Loans	557,776,000		805,068,000
FV 2 [Member] | Covered Loans [Member]
Loans And Leases [Line Items]
Covered Loans	38,463,000		1,854,000
Real Estate [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	29,283,000		71,000
Real Estate [Member] | Residential 1-4 Family [Member]
Loans And Leases [Line Items]
Total Loans and Leases	272,052,000	[1]	260,402,000	[1],[2]
Real Estate [Member] | Non-Farm/Non-Residential [Member]
Loans And Leases [Line Items]
Total Loans and Leases	807,906,000		708,766,000
Real Estate [Member] | Construction/Land Development [Member]
Loans And Leases [Line Items]
Total Loans and Leases	578,776,000		478,106,000
Real Estate [Member] | Agricultural [Member]
Loans And Leases [Line Items]
Total Loans and Leases	50,619,000		71,158,000
Real Estate [Member] | Multifamily Residential [Member]
Loans And Leases [Line Items]
Total Loans and Leases	141,243,000		142,131,000
Real Estate [Member] | Covered Loans [Member] | Residential 1-4 Family [Member]
Loans And Leases [Line Items]
Covered Loans	152,348,000		202,620,000
Real Estate [Member] | Covered Loans [Member] | Non-Farm/Non-Residential [Member]
Loans And Leases [Line Items]
Covered Loans	288,104,000		369,756,000
Real Estate [Member] | Covered Loans [Member] | Construction/Land Development [Member]
Loans And Leases [Line Items]
Covered Loans	105,087,000		160,872,000
Real Estate [Member] | Covered Loans [Member] | Agricultural [Member]
Loans And Leases [Line Items]
Covered Loans	19,690,000		24,104,000
Real Estate [Member] | Covered Loans [Member] | Multifamily Residential [Member]
Loans And Leases [Line Items]
Covered Loans	10,701,000		15,894,000
Real Estate [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 33 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	5,042,000
Real Estate [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 44 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	10,218,000
Real Estate [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 55 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	8,705,000
Real Estate [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 36 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	1,229,000
Real Estate [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 77 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans
Real Estate [Member] | Purchased Non-Covered Loans With Evidence of Credit Deterioration at Acquisition [Member] | FV 66 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	4,089,000		71,000
Real Estate [Member] | Purchased Non-Covered Loans With Evidence of Credit Deterioration at Acquisition [Member] | FV 88 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans
Real Estate [Member] | Satisfactory [Member] | Residential 1-4 Family [Member]
Loans And Leases [Line Items]
Total Loans and Leases	263,737,000	[1]	251,799,000	[1]
Real Estate [Member] | Satisfactory [Member] | Non-Farm/Non-Residential [Member]
Loans And Leases [Line Items]
Total Loans and Leases	649,494,000		541,830,000
Real Estate [Member] | Satisfactory [Member] | Construction/Land Development [Member]
Loans And Leases [Line Items]
Total Loans and Leases	395,821,000		263,149,000
Real Estate [Member] | Satisfactory [Member] | Agricultural [Member]
Loans And Leases [Line Items]
Total Loans and Leases	25,854,000		45,276,000
Real Estate [Member] | Satisfactory [Member] | Multifamily Residential [Member]
Loans And Leases [Line Items]
Total Loans and Leases	112,360,000		94,049,000
Real Estate [Member] | Moderate [Member] | Non-Farm/Non-Residential [Member]
Loans And Leases [Line Items]
Total Loans and Leases	109,429,000		96,341,000
Real Estate [Member] | Moderate [Member] | Construction/Land Development [Member]
Loans And Leases [Line Items]
Total Loans and Leases	130,057,000		164,500,000
Real Estate [Member] | Moderate [Member] | Agricultural [Member]
Loans And Leases [Line Items]
Total Loans and Leases	12,105,000		11,549,000
Real Estate [Member] | Moderate [Member] | Multifamily Residential [Member]
Loans And Leases [Line Items]
Total Loans and Leases	24,092,000		43,622,000
Real Estate [Member] | Watch [Member] | Residential 1-4 Family [Member]
Loans And Leases [Line Items]
Total Loans and Leases	3,146,000	[1]	1,924,000	[1]
Real Estate [Member] | Watch [Member] | Non-Farm/Non-Residential [Member]
Loans And Leases [Line Items]
Total Loans and Leases	38,231,000		53,976,000
Real Estate [Member] | Watch [Member] | Construction/Land Development [Member]
Loans And Leases [Line Items]
Total Loans and Leases	37,069,000		41,741,000
Real Estate [Member] | Watch [Member] | Agricultural [Member]
Loans And Leases [Line Items]
Total Loans and Leases	9,509,000		7,328,000
Real Estate [Member] | Watch [Member] | Multifamily Residential [Member]
Loans And Leases [Line Items]
Total Loans and Leases	4,009,000		3,673,000
Real Estate [Member] | Substandard [Member] | Residential 1-4 Family [Member]
Loans And Leases [Line Items]
Total Loans and Leases	5,169,000	[1]	6,679,000	[1]
Real Estate [Member] | Substandard [Member] | Non-Farm/Non-Residential [Member]
Loans And Leases [Line Items]
Total Loans and Leases	10,752,000		16,619,000
Real Estate [Member] | Substandard [Member] | Construction/Land Development [Member]
Loans And Leases [Line Items]
Total Loans and Leases	15,829,000		8,716,000
Real Estate [Member] | Substandard [Member] | Agricultural [Member]
Loans And Leases [Line Items]
Total Loans and Leases	3,151,000		7,005,000
Real Estate [Member] | Substandard [Member] | Multifamily Residential [Member]
Loans And Leases [Line Items]
Total Loans and Leases	782,000		787,000
Real Estate [Member] | FV 1 [Member] | Covered Loans [Member] | Residential 1-4 Family [Member]
Loans And Leases [Line Items]
Covered Loans	146,687,000		202,620,000
Real Estate [Member] | FV 1 [Member] | Covered Loans [Member] | Non-Farm/Non-Residential [Member]
Loans And Leases [Line Items]
Covered Loans	271,705,000		368,555,000
Real Estate [Member] | FV 1 [Member] | Covered Loans [Member] | Construction/Land Development [Member]
Loans And Leases [Line Items]
Covered Loans	90,321,000		160,737,000
Real Estate [Member] | FV 1 [Member] | Covered Loans [Member] | Agricultural [Member]
Loans And Leases [Line Items]
Covered Loans	18,937,000		24,104,000
Real Estate [Member] | FV 1 [Member] | Covered Loans [Member] | Multifamily Residential [Member]
Loans And Leases [Line Items]
Covered Loans	9,871,000		15,376,000
Real Estate [Member] | FV 2 [Member] | Covered Loans [Member] | Residential 1-4 Family [Member]
Loans And Leases [Line Items]
Covered Loans	5,661,000
Real Estate [Member] | FV 2 [Member] | Covered Loans [Member] | Non-Farm/Non-Residential [Member]
Loans And Leases [Line Items]
Covered Loans	16,399,000		1,201,000
Real Estate [Member] | FV 2 [Member] | Covered Loans [Member] | Construction/Land Development [Member]
Loans And Leases [Line Items]
Covered Loans	14,766,000		135,000
Real Estate [Member] | FV 2 [Member] | Covered Loans [Member] | Agricultural [Member]
Loans And Leases [Line Items]
Covered Loans	753,000
Real Estate [Member] | FV 2 [Member] | Covered Loans [Member] | Multifamily Residential [Member]
Loans And Leases [Line Items]
Covered Loans	830,000		518,000
Commercial and Industrial [Member]
Loans And Leases [Line Items]
Total Loans and Leases	159,804,000		120,048,000
Purchase Non-Covered Loans	5,333,000		631,000
Commercial and Industrial [Member] | Covered Loans [Member]
Loans And Leases [Line Items]
Covered Loans	18,496,000		29,749,000
Commercial and Industrial [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 33 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	576,000
Commercial and Industrial [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 44 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	1,802,000
Commercial and Industrial [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 55 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	1,788,000
Commercial and Industrial [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 36 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	384,000
Commercial and Industrial [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 77 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans
Commercial and Industrial [Member] | Purchased Non-Covered Loans With Evidence of Credit Deterioration at Acquisition [Member] | FV 66 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	783,000		631,000
Commercial and Industrial [Member] | Purchased Non-Covered Loans With Evidence of Credit Deterioration at Acquisition [Member] | FV 88 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans
Commercial and Industrial [Member] | Satisfactory [Member]
Loans And Leases [Line Items]
Total Loans and Leases	121,898,000		81,543,000
Commercial and Industrial [Member] | Moderate [Member]
Loans And Leases [Line Items]
Total Loans and Leases	31,338,000		30,996,000
Commercial and Industrial [Member] | Watch [Member]
Loans And Leases [Line Items]
Total Loans and Leases	3,950,000		3,093,000
Commercial and Industrial [Member] | Substandard [Member]
Loans And Leases [Line Items]
Total Loans and Leases	2,618,000		4,416,000
Commercial and Industrial [Member] | FV 1 [Member] | Covered Loans [Member]
Loans And Leases [Line Items]
Covered Loans	18,495,000		29,749,000
Commercial and Industrial [Member] | FV 2 [Member] | Covered Loans [Member]
Loans And Leases [Line Items]
Covered Loans	1,000
Consumer [Member]
Loans And Leases [Line Items]
Total Loans and Leases	29,781,000	[1]	36,161,000	[1]
Purchase Non-Covered Loans	4,168,000		4,001,000
Consumer [Member] | Covered Loans [Member]
Loans And Leases [Line Items]
Covered Loans	176,000		958,000
Consumer [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 33 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	857,000
Consumer [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 44 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	231,000
Consumer [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 55 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	79,000
Consumer [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 36 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	1,341,000
Consumer [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 77 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans
Consumer [Member] | Purchased Non-Covered Loans With Evidence of Credit Deterioration at Acquisition [Member] | FV 66 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	1,660,000		4,001,000
Consumer [Member] | Purchased Non-Covered Loans With Evidence of Credit Deterioration at Acquisition [Member] | FV 88 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans
Consumer [Member] | Satisfactory [Member]
Loans And Leases [Line Items]
Total Loans and Leases	29,079,000	[1]	35,128,000	[1]
Consumer [Member] | Watch [Member]
Loans And Leases [Line Items]
Total Loans and Leases	424,000	[1]	623,000	[1]
Consumer [Member] | Substandard [Member]
Loans And Leases [Line Items]
Total Loans and Leases	278,000	[1]	410,000	[1]
Consumer [Member] | FV 1 [Member] | Covered Loans [Member]
Loans And Leases [Line Items]
Covered Loans	123,000		958,000
Consumer [Member] | FV 2 [Member] | Covered Loans [Member]
Loans And Leases [Line Items]
Covered Loans	53,000
Direct Financing Leases [Member]
Loans And Leases [Line Items]
Total Loans and Leases	68,022,000		54,745,000
Direct Financing Leases [Member] | Satisfactory [Member]
Loans And Leases [Line Items]
Total Loans and Leases	66,657,000		52,329,000
Direct Financing Leases [Member] | Moderate [Member]
Loans And Leases [Line Items]
Total Loans and Leases	1,365,000		2,070,000
Direct Financing Leases [Member] | Watch [Member]
Loans And Leases [Line Items]
Total Loans and Leases			26,000
Direct Financing Leases [Member] | Substandard [Member]
Loans And Leases [Line Items]
Total Loans and Leases			320,000
Other [Member]
Loans And Leases [Line Items]
Total Loans and Leases	7,631,000	[1]	8,966,000	[1]
Purchase Non-Covered Loans	2,750,000		96,000
Other [Member] | Covered Loans [Member]
Loans And Leases [Line Items]
Covered Loans	1,637,000		2,969,000
Other [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 33 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	222,000
Other [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 44 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	110,000
Other [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 55 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	102,000
Other [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 36 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	2,071,000
Other [Member] | Purchased Non-Covered Loans Without Evidence of Credit Deterioration at Acquisition [Member] | FV 77 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans
Other [Member] | Purchased Non-Covered Loans With Evidence of Credit Deterioration at Acquisition [Member] | FV 66 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans	245,000		96,000
Other [Member] | Purchased Non-Covered Loans With Evidence of Credit Deterioration at Acquisition [Member] | FV 88 [Member]
Loans And Leases [Line Items]
Purchase Non-Covered Loans
Other [Member] | Satisfactory [Member]
Loans And Leases [Line Items]
Total Loans and Leases	6,116,000	[1]	6,731,000	[1]
Other [Member] | Moderate [Member]
Loans And Leases [Line Items]
Total Loans and Leases	1,204,000	[1]	1,724,000	[1]
Other [Member] | Watch [Member]
Loans And Leases [Line Items]
Total Loans and Leases	239,000	[1]	385,000	[1]
Other [Member] | Substandard [Member]
Loans And Leases [Line Items]
Total Loans and Leases	72,000	[1]	126,000	[1]
Other [Member] | FV 1 [Member] | Covered Loans [Member]
Loans And Leases [Line Items]
Covered Loans	$ 1,637,000		$ 2,969,000

[1]	The Company does not risk rate its residential 1-4 family loans, its consumer loans, and certain "other" loans. However, for purposes of the above table, the Company considers such loans to be (i) satisfactory - if they are performing and less than 30 days past due, (ii) watch - if they are performing and 30 to 89 days past due or (iii) substandard - if they are nonperforming or 90 days or more past due.
[2]	Includes one individually evaluated loan classified as a TDR totaling $1.0 million with an ALLL of $0.3 million allocated for such loan.